Change in accounting policy (Detail) - Adjustments to Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Net cash provided by operating activities	$ (13,027)	$ (2,205)	$ 27,491	$ (13,281)
Net cash used in investing activities	(23,440)	(11,193)	(47,499)	(15,921)
Net change in cash and cash equivalents	$ (36,402)	(20,140)	$ (35,917)	(48,024)
Previously Reported [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities		10,018		27,264
Net cash used in investing activities		(23,416)		(56,466)
Adjustment [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities		(12,223)		(40,545)
Net cash used in investing activities		12,223		40,545
Net change in cash and cash equivalents
Restated [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities		(2,205)		(13,281)
Net cash used in investing activities		$ (11,193)		$ (15,921)